UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22781

Goldman Sachs Trust II

(Exact name of registrant as specified in charter)

200 West Street New York, New York	10282
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman Sachs & Co. LLC 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-902-1000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

Item 1.	Schedule of Investments.

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Schedule of Investments

November 30, 2018 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 97.9%
Bond Funds – 66.8%
1,864	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 88,175
50,320	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	2,356,989
1,762	iShares Core U.S. Aggregate Bond ETF	184,798
1,846	iShares JP Morgan USD Emerging Markets Bond ETF	191,412
2,519	iShares TIPS Bond ETF	275,251
1,341	Vanguard Long-Term Corporate Bond ETF	111,973
21,172	Vanguard Total International Bond ETF	1,159,379

		4,367,977

Foreign Stock Funds – 13.0%
7,617	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	237,803
19,290	Goldman Sachs ActiveBeta International Equity ETF(a)	522,759
1,581	iShares MSCI EAFE Small-Cap ETF	88,899

		849,461

Stock Funds – 18.1%
18,678	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	1,037,189
1,267	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	55,718
1,110	Vanguard Real Estate ETF	90,998

		1,183,905

TOTAL EXCHANGE TRADED FUNDS (Cost $6,394,409)		$6,401,343

TOTAL INVESTMENTS – 97.9% (Cost $6,394,409)		$6,401,343

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%		139,940

NET ASSETS – 100.0%		$6,541,283

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPS	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2018, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	1	12/21/18	$76,730	$521

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Schedule of Investments

November 30, 2018 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 97.8%
Bond Funds – 52.1%
1,705	Goldman Sachs Access High Yield Corporate Bond ETF	$ 80,653
42,231	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	1,978,100
1,051	iShares Core U.S. Aggregate Bond ETF	110,229
1,673	iShares JP Morgan USD Emerging Markets Bond ETF	173,474
2,438	iShares TIPS Bond ETF	266,400
1,782	Vanguard Long-Term Corporate Bond ETF	148,797
15,254	Vanguard Total International Bond ETF	835,309

		3,592,962

Foreign Stock Funds – 18.2%
10,909	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	340,579
28,451	Goldman Sachs ActiveBeta International Equity ETF(a)	771,022
2,043	iShares MSCI EAFE Small-Cap ETF	114,878

		1,226,479

Stock Funds – 26.3%
27,568	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	1,530,851
2,363	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	103,915
1,639	Vanguard Real Estate ETF	134,365

		1,769,131

TOTAL EXCHANGE TRADED FUNDS (Cost $6,576,166)		$6,588,572

Shares	Dividend Rate	Value
Investment Company(a) – 1.8%
Goldman Sachs Financial Square Government Fund - Class R6
125,568	2.131%	$ 125,568
(Cost $125,568)

TOTAL INVESTMENTS – 99.6% (Cost $6,701,734)		$6,714,140

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		24,702

NET ASSETS – 100.0%		$6,738,842

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPS	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2018, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	1	12/21/18	$76,730	$521

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Schedule of Investments

November 30, 2018 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 100.3%
Bond Funds – 44.2%
1,146	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 54,210
25,884	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	1,212,407
346	iShares Core U.S. Aggregate Bond ETF	36,288
1,109	iShares JP Morgan USD Emerging Markets Bond ETF	114,992
1,718	iShares TIPS Bond ETF	187,726
1,545	Vanguard Long-Term Corporate Bond ETF	129,008
7,608	Vanguard Total International Bond ETF	416,614

		2,151,245

Foreign Stock Funds – 22.8%
9,812	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	306,331
25,910	Goldman Sachs ActiveBeta International Equity ETF(a)	702,161
1,750	iShares MSCI EAFE Small-Cap ETF	98,402

		1,106,894

Stock Funds – 33.3%
25,120	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	1,394,914
2,351	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	103,388
1,489	Vanguard Real Estate ETF	122,068

		1,620,370

TOTAL EXCHANGE TRADED FUNDS (Cost $4,866,478)		$4,878,509

TOTAL INVESTMENTS – 100.3% (Cost $4,866,478)		$4,878,509

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(16,225)

NET ASSETS – 100.0%		$4,862,284

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPS	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2018, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	1	12/21/18	$76,730	$521

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Schedule of Investments

November 30, 2018 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 97.8%
Bond Funds – 36.3%
1,439	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 68,070
29,856	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	1,398,455
76	iShares Core U.S. Aggregate Bond ETF	7,971
1,378	iShares JP Morgan USD Emerging Markets Bond ETF	142,885
2,230	iShares TIPS Bond ETF	243,672
2,271	Vanguard Long-Term Corporate Bond ETF	189,629
6,883	Vanguard Total International Bond ETF	376,913

		2,427,595

Foreign Stock Funds – 24.8%
14,703	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	459,028
39,110	Goldman Sachs ActiveBeta International Equity ETF(a)	1,059,881
2,548	iShares MSCI EAFE Small-Cap ETF	143,274

		1,662,183

Stock Funds – 36.7%
37,924	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,105,920
3,702	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	162,799
2,252	Vanguard Real Estate ETF	184,619

		2,453,338

TOTAL EXCHANGE TRADED FUNDS (Cost $6,524,324)		$6,543,116

Shares	Dividend Rate	Value
Investment Company(a) – 1.9%
Goldman Sachs Financial Square Government Fund - Class R6
127,679	2.131%	$ 127,679
(Cost $127,679)

TOTAL INVESTMENTS – 99.7% (Cost $6,652,003)		$6,670,795

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		22,055

NET ASSETS – 100.0%		$6,692,850

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPS	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2018, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	1	12/21/18	$76,730	$521

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Schedule of Investments

November 30, 2018 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 97.5%
Bond Funds – 27.1%
2,772	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 131,127
22,284	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	1,043,783
477	iShares JP Morgan EM Local Currency Bond ETF	21,088
1,041	iShares JP Morgan USD Emerging Markets Bond ETF	107,941
1,707	iShares TIPS Bond ETF	186,524
2,587	Vanguard Long-Term Corporate Bond ETF	216,014
4,795	Vanguard Total International Bond ETF	262,574

		1,969,051

Foreign Stock Funds – 28.4%
18,164	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	567,080
48,308	Goldman Sachs ActiveBeta International Equity ETF(a)	1,309,147
3,342	iShares MSCI EAFE Small-Cap ETF	187,921

		2,064,148

Stock Funds – 42.0%
46,814	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,599,581
4,945	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	217,462
2,810	Vanguard Real Estate ETF	230,364

		3,047,407

TOTAL EXCHANGE TRADED FUNDS (Cost $7,056,527)		$7,080,606

Shares	Dividend Rate	Value
Investment Company(a) – 1.8%
Goldman Sachs Financial Square Government Fund - Class R6
130,065	2.131%	$ 130,065
(Cost $130,065)

TOTAL INVESTMENTS – 99.3% (Cost $7,186,592)		$7,210,671

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		49,056

NET ASSETS – 100.0%		$7,259,727

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPS	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2018, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	2	12/21/18	$153,460	$1,043

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Schedule of Investments

November 30, 2018 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 97.0%
Bond Funds – 18.8%
3,867	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 182,925
12,072	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	565,452
921	iShares JP Morgan EM Local Currency Bond ETF	40,717
564	iShares JP Morgan USD Emerging Markets Bond ETF	58,481
924	iShares TIPS Bond ETF	100,965
2,529	Vanguard Long-Term Corporate Bond ETF	211,172
2,602	Vanguard Total International Bond ETF	142,486

		1,302,198

Foreign Stock Funds – 31.6%
19,094	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	596,115
50,781	Goldman Sachs ActiveBeta International Equity ETF(a)	1,376,165
3,683	iShares MSCI EAFE Small-Cap ETF	207,095

		2,179,375

Stock Funds – 46.6%
49,176	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,730,743
5,510	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	242,308
2,973	Vanguard Real Estate ETF	243,727

		3,216,778

TOTAL EXCHANGE TRADED FUNDS (Cost $6,672,442)		$6,698,351

Shares	Dividend Rate	Value
Investment Company(a) – 2.0%
Goldman Sachs Financial Square Government Fund - Class R6
135,952	2.131%	$ 135,952
(Cost $135,952)

TOTAL INVESTMENTS – 99.0% (Cost $6,808,394)		$6,834,303

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		66,907

NET ASSETS – 100.0%		$6,901,210

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPS	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2018, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	2	12/21/18	$153,460	$1,043

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Schedule of Investments

November 30, 2018 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 97.0%
Bond Funds – 16.3%
4,215	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 199,387
9,173	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	429,663
1,066	iShares JP Morgan EM Local Currency Bond ETF	47,128
426	iShares JP Morgan USD Emerging Markets Bond ETF	44,172
701	iShares TIPS Bond ETF	76,598
2,527	Vanguard Long-Term Corporate Bond ETF	211,005
1,978	Vanguard Total International Bond ETF	108,315

		1,116,268

Foreign Stock Funds – 32.6%
19,476	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	608,041
51,774	Goldman Sachs ActiveBeta International Equity ETF(a)	1,403,075
3,801	iShares MSCI EAFE Small-Cap ETF	213,730

		2,224,846

Stock Funds – 48.1%
50,114	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,782,830
5,701	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	250,708
3,042	Vanguard Real Estate ETF	249,383

		3,282,921

TOTAL EXCHANGE TRADED FUNDS (Cost $6,597,453)		$6,624,035

Shares	Dividend Rate	Value
Investment Company(a) – 1.3%
Goldman Sachs Financial Square Government Fund - Class R6
91,047	2.131%	$ 91,047
(Cost $91,047)

TOTAL INVESTMENTS – 98.3% (Cost $6,688,500)		$6,715,082

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		114,959

NET ASSETS – 100.0%		$6,830,041

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPS	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2018, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	2	12/21/18	$153,460	$1,043

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Schedule of Investments

November 30, 2018 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 97.0%
Bond Funds – 14.0%
4,428	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 209,462
6,413	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	300,385
1,170	iShares JP Morgan EM Local Currency Bond ETF	51,726
299	iShares JP Morgan USD Emerging Markets Bond ETF	31,003
492	iShares TIPS Bond ETF	53,761
2,470	Vanguard Long-Term Corporate Bond ETF	206,245
1,377	Vanguard Total International Bond ETF	75,404

		927,986

Foreign Stock Funds – 33.5%
19,416	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	606,167
51,637	Goldman Sachs ActiveBeta International Equity ETF(a)	1,399,363
3,843	iShares MSCI EAFE Small-Cap ETF	216,092

		2,221,622

Stock Funds – 49.5%
49,968	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,774,723
5,762	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	253,390
3,035	Vanguard Real Estate ETF	248,810

		3,276,923

TOTAL EXCHANGE TRADED FUNDS (Cost $6,399,845)		$6,426,531

Shares	Dividend Rate	Value
Investment Company(a) – 1.9%
Goldman Sachs Financial Square Government Fund - Class R6
125,745	2.131%	$ 125,745
(Cost $125,745)

TOTAL INVESTMENTS – 98.9% (Cost $6,525,590)		$6,552,276

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		75,789

NET ASSETS – 100.0%		$6,628,065

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPS	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2018, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	2	12/21/18	$153,460	$1,043

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Schedule of Investments

November 30, 2018 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 95.9%
Bond Funds – 12.3%
4,893	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 231,459
5,011	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	234,715
1,309	iShares JP Morgan EM Local Currency Bond ETF	57,871
234	iShares JP Morgan USD Emerging Markets Bond ETF	24,264
383	iShares TIPS Bond ETF	41,850
2,614	Vanguard Long-Term Corporate Bond ETF	218,269
1,080	Vanguard Total International Bond ETF	59,141

		867,569

Foreign Stock Funds – 33.8%
20,775	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	648,596
55,233	Goldman Sachs ActiveBeta International Equity ETF(a)	1,496,814
4,140	iShares MSCI EAFE Small-Cap ETF	232,792

		2,378,202

Stock Funds – 49.8%
53,464	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,968,856
6,219	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	273,487
3,253	Vanguard Real Estate ETF	266,681

		3,509,024

TOTAL EXCHANGE TRADED FUNDS (Cost $6,726,166)		$6,754,795

Shares	Dividend Rate	Value
Investment Company(a) – 1.8%
Goldman Sachs Financial Square Government Fund - Class R6
128,634	2.131%	$ 128,634
(Cost $128,634)

TOTAL INVESTMENTS – 97.7% (Cost $6,854,800)		$6,883,429

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%		162,335

NET ASSETS – 100.0%		$7,045,764

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPS	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2018, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	2	12/21/18	$153,460	$1,043

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Portfolios’ valuation policy is to value investments at fair value.

INVESTMENTS AND FAIR VALUE MEASUREMENTS — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolios’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolios invest in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolios’ equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedules of Investments.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of November 30, 2018:

TARGET DATE 2020 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$6,401,343	$—	$—
Total	$6,401,343	$—	$—

Derivative Type
Assets(a)
Futures Contracts	$521	$—	$—

TARGET DATE 2025 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$6,588,572	$—	$—
Investment Company	125,568	—	—
Total	$6,714,140	$—	$—

Derivative Type
Assets(a)
Futures Contracts	$521	$—	$—

TARGET DATE 2030 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$4,878,509	$—	$—
Total	$4,878,509	$—	$—

Derivative Type
Assets(a)
Futures Contracts	$521	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

TARGET DATE 2035 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$6,543,116	$—	$—
Investment Company	127,679	—	—
Total	$6,670,795	$—	$—

Derivative Type
Assets(a)
Futures Contracts	$521	$—	$—

TARGET DATE 2040 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$7,080,606	$—	$—
Investment Company	130,065	—	—
Total	$7,210,671	$—	$—

Derivative Type
Assets(a)
Futures Contracts	$1,043	$—	$—

TARGET DATE 2045 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$6,698,351	$—	$—
Investment Company	135,952	—	—
Total	$6,834,303	$—	$—

Derivative Type
Assets(a)
Futures Contracts	$1,043	$—	$—

TARGET DATE 2050 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$6,624,035	$—	$—
Investment Company	91,047	—	—
Total	$6,715,082	$—	$—

Derivative Type
Assets(a)
Futures Contracts	$1,043	$—	$—

TARGET DATE 2055 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$6,426,531	$—	$—
Investment Company	125,745	—	—
Total	$6,552,276	$—	$—

Derivative Type
Assets(a)
Futures Contracts	$1,043	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

November 30, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

TARGET DATE 2060 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$6,754,795	$—	$—
Investment Company	128,634	—	—
Total	$6,883,429	$—	$—

Derivative Type
Assets(a)
Futures Contracts	$1,043	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Portfolios’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Portfolio or an Underlying Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Portfolio or an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Portfolio or an Underlying Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

The Portfolios may be indirectly exposed to the following risks through their investments in the Underlying Funds. For more information regarding the risks of an Underlying Fund, please see the Underlying Fund’s shareholder report.

Liquidity Risk — A Portfolio may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. These risks may be more pronounced in connection with the Portfolios’ investments in securities of issuers located in emerging market countries.

Market and Credit Risks — In the normal course of business, a Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust II

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date January 28, 2019

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date January 28, 2019

*	Print the name and title of each signing officer under his or her signature.